Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail: Text Values) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Fair Value through Profit and Loss [Abstract]
Traded loans included in "Other trading assets"	€ 9,200,000	€ 8,300,000
Group's maximum exposure to credit risk on drawn loans, including securities purchased under resale agreements and securities borrowed	€ 139,000	€ 437,000